INCOME TAXES (Schedule of Provision for Income Taxes) (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Currently payable:
Federal									$ 680	$ 877	$ 801
State									261	186	105
Current income taxes, total									941	1,063	906
Deferred									(9)	(68)	(58)
Change in corporate tax rate										133
Total	$ 233	$ 265	$ 192	$ 242	$ 243	$ 233	$ 355	$ 297	$ 932	$ 1,128	$ 848